Pay vs Performance Disclosure - USD ($)	12 Months Ended				24 Months Ended	36 Months Ended	48 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus performance table

									Value of initial fixed $100 investment based on:				Company- selected measure: adjusted earnings per share
Year	Summary compensation table total for PEO	(1)	Compensation actually paid to PEO	(2)	Average summary compensation table total for non-PEO NEOs	(1)	Average summary compensation actually paid to non-PEO NEOs	(2)	Cumulative total shareholder return	Peer group cumulative total shareholder return	(3)	Net income (in millions)		(4)
2024	$3,398,930		$3,545,414		$1,478,904		$1,372,515		$150.00	$154.55		$250.9	$4.14
2023	5,213,657		4,096,239		1,544,483		1,291,718		120.06	108.98		217.5	4.06
2022	4,974,714		2,854,315		1,453,601		1,009,413		126.54	117.20		220.8	3.86
2021	5,568,741		8,074,188		1,640,443		2,186,258		119.39	111.01		271.7	4.86

Company Selected Measure Name	Adjusted earnings
Named Executive Officers, Footnote
(1)	In years 2021 through 2023, Suzanne Sitherwood was our PEO and our NEOs were Steve Lindsey, Steve Rasche, Mark Darrell and Mike Geiselhart. In 2024, Steve Lindsey was our PEO and our NEOs were Steve Rasche, Scott Doyle, Mike Geiselhart and Ryan Hyman.

Peer Group Issuers, Footnote [Text Block]
(3)	The peer group TSR in this table utilizes the S&P 500 Utilities Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended September 30, 2024. The comparison assumes $100 was invested for the period starting September 30, 2020, through the end of the listed year in the Company and in the S&P Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the S&P Index. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,398,930	$ 5,213,657	$ 4,974,714	$ 5,568,741
PEO Actually Paid Compensation Amount	$ 3,545,414	4,096,239	2,854,315	8,074,188
Adjustment To PEO Compensation, Footnote
(2)	The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in the tables below. The following tables set forth the adjustments made during each year represented in the table above to arrive at CAP for our PEO and non-PEO NEOs during fiscal years 2021–2024.

Adjustments to determine CAP for PEO	2021	2022	2023	2024
Summary compensation table (SCT) total	$5,568,741	$4,974,714	$5,213,657	$3,398,930
Adjustments to arrive at CAP:
Deduction for change in pension values reported in the SCT	(291,369)	(361,894)	(305,762)	(161,408)
Increase for “service cost” for pension plans	160,743	160,975	150,094	64,644
Increase for “prior service cost” for pension plans	–	–	–	–
Deduction for stock awards amounts reported in the SCT	(2,847,634)	(2,605,078)	(2,943,525)	(1,571,733)
Fair value of current year equity awards at year end	3,767,937	2,392,873	2,091,975	1,608,499
Change in value of prior years’ awards unvested at year end	1,605,477	(1,582,072)	(240,693)	224,657
Change in value of prior years’ awards that vested during current year	110,293	(125,203)	130,493	(18,175)
Deduction of value of prior years’ awards that were forfeited during year	–	–	–	–
Total adjustments	2,505,447	(2,120,399)	(1,117,418)	146,484
CAP total	$8,074,188	$2,854,315	$4,096,239	$3,545,414
Adjustments to determine CAP for non-PEO NEOs	2021	2022	2023	2024
Summary compensation table (SCT) total	$1,640,443	$1,453,601	$1,544,483	$1,478,904
Adjustments to arrive at CAP:
Deduction for change in pension values reported in the SCT	(102,270)	(72,265)	(103,000)	(79,447)
Increase for “service cost” for pension plans	59,216	57,153	54,739	35,076
Increase for “prior service cost” for pension plans	(5,807)	–	–	(201)
Deduction for stock awards amounts reported in the SCT	(636,711)	(594,473)	(657,440)	(611,705)
Fair value of current year equity awards at year end(5)	842,486	546,067	468,335	544,469
Change in value of prior years’ awards unvested at year end	360,423	(352,064)	(96,166)	47,986
Change in value of prior years’ awards that vested during current year	28,479	(28,606)	80,767	(9,291)
Deduction of value of prior years’ awards that were forfeited during year(6)	–	–	–	(33,277)
Total adjustments	545,815	(444,188)	(252,765)	(106,389)
CAP total	$2,186,258	$1,009,413	$1,291,718	$1,372,515

Non-PEO NEO Average Total Compensation Amount	$ 1,478,904	1,544,483	1,453,601	1,640,443
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,372,515	1,291,718	1,009,413	2,186,258
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in the tables below. The following tables set forth the adjustments made during each year represented in the table above to arrive at CAP for our PEO and non-PEO NEOs during fiscal years 2021–2024.

Adjustments to determine CAP for PEO	2021	2022	2023	2024
Summary compensation table (SCT) total	$5,568,741	$4,974,714	$5,213,657	$3,398,930
Adjustments to arrive at CAP:
Deduction for change in pension values reported in the SCT	(291,369)	(361,894)	(305,762)	(161,408)
Increase for “service cost” for pension plans	160,743	160,975	150,094	64,644
Increase for “prior service cost” for pension plans	–	–	–	–
Deduction for stock awards amounts reported in the SCT	(2,847,634)	(2,605,078)	(2,943,525)	(1,571,733)
Fair value of current year equity awards at year end	3,767,937	2,392,873	2,091,975	1,608,499
Change in value of prior years’ awards unvested at year end	1,605,477	(1,582,072)	(240,693)	224,657
Change in value of prior years’ awards that vested during current year	110,293	(125,203)	130,493	(18,175)
Deduction of value of prior years’ awards that were forfeited during year	–	–	–	–
Total adjustments	2,505,447	(2,120,399)	(1,117,418)	146,484
CAP total	$8,074,188	$2,854,315	$4,096,239	$3,545,414
Adjustments to determine CAP for non-PEO NEOs	2021	2022	2023	2024
Summary compensation table (SCT) total	$1,640,443	$1,453,601	$1,544,483	$1,478,904
Adjustments to arrive at CAP:
Deduction for change in pension values reported in the SCT	(102,270)	(72,265)	(103,000)	(79,447)
Increase for “service cost” for pension plans	59,216	57,153	54,739	35,076
Increase for “prior service cost” for pension plans	(5,807)	–	–	(201)
Deduction for stock awards amounts reported in the SCT	(636,711)	(594,473)	(657,440)	(611,705)
Fair value of current year equity awards at year end(5)	842,486	546,067	468,335	544,469
Change in value of prior years’ awards unvested at year end	360,423	(352,064)	(96,166)	47,986
Change in value of prior years’ awards that vested during current year	28,479	(28,606)	80,767	(9,291)
Deduction of value of prior years’ awards that were forfeited during year(6)	–	–	–	(33,277)
Total adjustments	545,815	(444,188)	(252,765)	(106,389)
CAP total	$2,186,258	$1,009,413	$1,291,718	$1,372,515

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graph compares the PEO and average non-PEO NEOs’ compensation actually paid versus the Company’s cumulative TSR:
Compensation Actually Paid vs. Net Income [Text Block]	The following graph compares the PEO and average non-PEO NEOs’ compensation actually paid versus the Company’s net income:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph compares the PEO and average non-PEO NEOs’ compensation actually paid versus the Company’s adjusted EPS (non-GAAP):
Tabular List [Table Text Block]

Financial performance measures

In our assessment, the most important financial performance measures used to link compensation actually paid to our NEOs in 2024, as calculated in accordance with the SEC rules, to our performance were:

•	Adjusted operating income
•	Adjusted EPS
•	Relative TSR

Total Shareholder Return Amount				119.39	$ 126.54	$ 120.06	$ 150.00
Peer Group Total Shareholder Return Amount				111.01	$ 117.20	$ 108.98	$ 154.55
Net Income (Loss) Attributable to Parent	$ 250,900,000	$ 217,500,000	$ 220,800,000	$ 271,700,000
Company Selected Measure Amount	4.14	4.06	3.86	4.86
PEO Name	Steve Lindsey	Suzanne Sitherwood	Suzanne Sitherwood	Suzanne Sitherwood
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(4)	Adjusted earnings exclude from net income the after-tax impacts of fair value accounting and timing adjustments associated with energy-related transactions, the impacts of acquisitions, divestiture and restructuring activities, and the largely non-cash impacts of impairments and other non-recurring or unusual items, such as certain regulatory, legislative or GAAP standard-setting actions. The reconciliation to operating income can be found on Schedule A to this proxy statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Deduction For Change In Pension Values Reported In The S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (161,408)	$ (305,762)	$ (361,894)	$ (291,369)
Deduction For Change In Pension Values Reported In The S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(79,447)	(103,000)	(72,265)	(102,270)
Increase For Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,644	150,094	160,975	160,743
Increase For Service Cost For Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,076	54,739	57,153	59,216
Increase For Prior Service Cost For Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Increase For Prior Service Cost For Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(201)	0	0	(5,807)
Deduction For Stock Awards Amounts Reported In The S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,571,733)	(2,943,525)	(2,605,078)	(2,847,634)
Deduction For Stock Awards Amounts Reported In The S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(611,705)	(657,440)	(594,473)	(636,711)
Fair Value Of Current Year Equity Awards At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,608,499	2,091,975	2,392,873	3,767,937
Fair Value Of Current Year Equity Awards At Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	544,469	468,335	546,067	842,486
Change In Value Of Prior Years Awards Unvested At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	224,657	(240,693)	(1,582,072)	1,605,477
Change In Value Of Prior Years Awards Unvested At Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	47,986	(96,166)	(352,064)	360,423
Change In Value Of Prior Years Awards That Vested During Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,175)	130,493	(125,203)	110,293
Change In Value Of Prior Years Awards That Vested During Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,291)	80,767	(28,606)	28,479
Deduction Of Value Of Prior Years Awards That Were Forfeited During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Deduction Of Value Of Prior Years Awards That Were Forfeited During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,277)	0	0	0
Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	146,484	(1,117,418)	(2,120,399)	2,505,447
Total Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (106,389)	$ (252,765)	$ (444,188)	$ 545,815